Taxation - Schedule of Valuation Allowance For Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Balance at beginning of the year	¥ 428,709	¥ 316,469	¥ 171,236
Additions	85,458	114,815	146,749
Reversals	(2,146)	(2,575)	(1,516)
Balance at end of the year	¥ 512,021	¥ 428,709	¥ 316,469